OPERATING EXPENSES (Details) - Schedule of Operating Expenses - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Staff costs:
Salaries		£ 2,679	£ 2,750	£ 2,808
Social security costs		361	363	349
Pensions and other post-retirement benefit schemes (note 35)		625	555	548
Restructuring costs		24	241	104
Other staff costs		448	433	459
		4,610	4,817	4,677
Premises and equipment:
Rent and rates		365	365	368
Repairs and maintenance		231	187	173
Other		134	120	174
		730	672	715
Other expenses:
Communications and data processing		882	848	893
Advertising and promotion		208	198	253
Professional fees		328	265	262
UK bank levy		231	200	270
TSB disposal				665
Other		814	873	703
		2,463	2,384	3,046
Depreciation and amortisation:
Depreciation of property, plant and equipment (note 26)		1,944	1,761	1,534
Amortisation of acquired value of in-force non-participating investment contracts (note 24)		34	37	41
Amortisation of other intangible assets (note 25)		392	582	537
		2,370	2,380	2,112
Goodwill impairment (note 23)		8
Total operating expenses, excluding regulatory provisions		10,181	10,253	10,550
Regulatory provisions:
Regulatory provisions		2,165	2,374	4,837
Total operating expenses		12,346	12,627	15,387
Payment Protection Insurance [Member]
Regulatory provisions:
Regulatory provisions		1,300	1,350	4,000
Other regulatory provisions [Member]
Regulatory provisions:
Regulatory provisions	[1]	865	1,024	837
Performance-based compensation [Member]
Staff costs:
Performance-based compensation		£ 473	£ 475	£ 409

[1]	In 2016, regulatory provisions of £61 million were charged against income.